Marketable Securities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Marketable Securities (Textual)
Gains (losses) from marketable securities	$ (35)	$ 53	$ (149)
Proceeds from sale and maturity of available-for-sale marketable securities	3,356	4,000	39,594
Financial income	$ 0	$ 0	$ 94